Per Share Data (Notes) - Q2	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Per Share Data
5. Per Share Data

The Company incurred losses for the three and six months ended June 30, 2016 and 2015 and as a result, equity instruments are excluded from the calculation of diluted loss per share as the effect of such shares is anti-dilutive. The weighted average number of equity instruments excluded consist of:

	Three months ended June 30,				Six months ended June 30,
	2016		2015		2016	2015
Stock Options	1,764,374		2,094,125		1,825,181	2,102,798
Stock-Settled Stock Appreciation Rights	360,031		370,094		360,173	371,018
Restricted Stock Units	587,115	(1)	1,061,347	(2)	611,895	1,130,673
Warrants	—		82,418		—	165,746

The appreciation of each stock-settled stock appreciation right was capped at a determined maximum value. As a result, the weighted average number shown in the table above for stock-settled stock appreciation rights reflects the weighted average maximum number of shares that could be issued.

(1) Includes 313,337 restricted stock units that have vested but have not converted into common stock.
(2) Included 240,000 restricted stock units that vested but had not converted into common stock.